COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Related parties		$ 831,502		$ 2,294,570
General operating	$ 68,025	5,342,431		3,313,649
Accrued interest on debt	2,732,093	2,095,955	$ 2,095,955	1,546,889
Credit card balances	152,217	218,781	167,517	169,035
Accrued payroll and other expenses	1,574,182	1,319,402	951,022	1,686,310
Taxes and fees payable	642,640	642,640	642,640	642,640
Total	11,798,925	$ 10,450,711	10,084,058	$ 9,653,093
Related parties	1,186,459		831,502
General operating	$ 5,511,334		$ 5,395,422